Employee Benefits - Summary of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	$ 6,810,215	$ 5,245,763	$ 5,730,340
Post-employment benefits	262,790	215,856	155,086
Share-based payments	5,265,736	3,693,072	3,114,043
Long-term employee benefits	483,452	213,562	4,300
Termination benefits	724,287		152,531
Key management personnel compensation	$ 13,546,480	$ 9,368,253	$ 9,156,300